Revenue from contracts with customers - Additional information (Details) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 COP ($)	Dec. 31, 2020 COP ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 COP ($)	Jun. 08, 2016 USD ($)
Disclosure of detailed information about sales revenue [Line Items]
Revenue from contracts with customers	$ 9,246,560	$ 7,150,686
Recognition of price differential	$ 3,455,904	407,867
Hedges with derivative instruments			$ 8,315		$ 5,200
Fuel oil [Member]
Disclosure of detailed information about sales revenue [Line Items]
Hedges with derivative instruments		618,058		$ 43,341
Cash flow hedging [Member]
Disclosure of detailed information about sales revenue [Line Items]
Hedges with derivative instruments		$ 97,111		$ 81,095